Consolidated Statements of Operations $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Income Statement [Abstract]
Revenues	$ 1,311	$ 658
Cost of revenues	(3,963)	(1,238)
Gross profit (loss)	(2,652)	(580)
Research and development expenses, net	(2,369)	(5,532)	(5,210)
Marketing, general and administrative expenses	(2,521)	(2,526)	(4,505)
Other income			9
Total operating expenses	(4,890)	(8,058)	(9,706)
Total operating loss	(7,542)	(8,638)	(9,706)
Gain on troubled debt restructuring		14,759
Financial income (expenses) net,	(765)	(1,325)	3,206
Net Income (Loss)	$ (8,307)	$ 4,796	$ (6,500)
Net loss (Income) per ordinary share attributable to shareholders, basic (in Dollars per share) | $ / shares			$ 0.004
Net loss (Income) per ordinary share attributable to shareholders, diluted (in Dollars per share) | $ / shares			$ 0.004
Weighted average number of shares used in computing net loss (income) per share attributable to ordinary shareholders, basic (in Shares) | shares	9,339,460,965	3,225,472,266	1,562,627,495
Weighted average number of shares used in computing net loss (income) per share attributable to ordinary shareholders, diluted (in Shares) | shares	9,339,460,965	3,225,472,266	1,562,627,495